Segment Information and Customer Concentration - Additional Information (Detail)	3 Months Ended		12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Receivables From Major Customers [Line Items]
Number of segments	1		1
Number of prime contracts			5
Consolidated revenue			50.00%	50.00%	50.00%
Sales [Member] | U.S. Government Prime Contracts [Member]
Receivables From Major Customers [Line Items]
Percentage revenue from government prime contracts to total contract revenue	87.00%	89.00%	89.00%	86.00%	84.00%